Related Party Balances and Transactions (Details)							1 Months Ended				6 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 15, 2023 CNY (¥)	Nov. 15, 2023 USD ($)	Oct. 31, 2024 CNY (¥)	Oct. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Nov. 30, 2024 CNY (¥)	Nov. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Apr. 30, 2024 USD ($)	Nov. 15, 2023 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)
Related Party Balances and Transactions [Line Items]
Logistics services acquired											¥ 1,468,748	$ 206,088
Short-term loan interest rate																	6.00%	6.00%
Repaid amount | $				$ 423,567
Outstanding value											2,000,000	280,631
Interest expense											1,252,481	175,742	¥ 417,654
Amount paid											17,743,710	2,489,716	10,000,000
Rent payable									¥ 7,775,393	$ 1,097,801
Interest expense on loans											211,962	29,742
Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) [Member]
Related Party Balances and Transactions [Line Items]
Borrowed a total amount					¥ 3,000,000												¥ 3,000,000	$ 420,946	$ 420,946
Interest borrowed a short-term loan					30,000	$ 4,209
Interest expense											47,193	6,622
Interest payable																	41,836	5,870
Jayud [Member]
Related Party Balances and Transactions [Line Items]
Amount paid											5,255	737	25,978
Li Bin and Renrui [Member]
Related Party Balances and Transactions [Line Items]
Borrowed a total amount					3,000,000														$ 420,946
Interest borrowed a short-term loan					¥ 30,000
Xiaogang Geng [Member]
Related Party Balances and Transactions [Line Items]
Interest expense on loans											346,407	48,606
Winpass Logistics (HK) Co., Limited [Member]
Related Party Balances and Transactions [Line Items]
Paid amount													843,730
Collected amount												242,642	¥ 1,137,283
Outstanding balance											1,729,262
Six Shareholders [Member]
Related Party Balances and Transactions [Line Items]
Borrowed a total amount											¥ 15,165,895					$ 2,128,009
Short-term loan interest rate											6.00%					6.00%
Short-Term Loan [Member]
Related Party Balances and Transactions [Line Items]
Repaid amount | $												$ 140,315
Short-Term Loan [Member] | Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) [Member]
Related Party Balances and Transactions [Line Items]
Borrowed a total amount																	¥ 3,000,000	$ 420,946
Short-Term Loan [Member] | Li Bin [Member]
Related Party Balances and Transactions [Line Items]
Repaid amount			¥ 3,000,000
Short-Term Loan [Member] | Related Party [Member]
Related Party Balances and Transactions [Line Items]
Repaid amount											¥ 1,000,000
Loan [Member]
Related Party Balances and Transactions [Line Items]
Borrowed a total amount																				¥ 823,265	$ 116,236
Geng Xiaogang [Member]
Related Party Balances and Transactions [Line Items]
Short-term loan interest rate																				6.00%	6.00%
Minimum [Member] | Short-Term Loan [Member]
Related Party Balances and Transactions [Line Items]
Loan term					20 days	20 days
Minimum [Member] | Long Term Loan [Member]
Related Party Balances and Transactions [Line Items]
Loan term											14 months	14 months
Maximum [Member] | Short-Term Loan [Member]
Related Party Balances and Transactions [Line Items]
Loan term					55 days	55 days
Maximum [Member] | Long Term Loan [Member]
Related Party Balances and Transactions [Line Items]
Loan term											19 months	19 months
Forecast [Member]
Related Party Balances and Transactions [Line Items]
Borrowed a total amount														¥ 2,712,100	$ 380,549
Forecast [Member] | Xi’an Renrui Hydroacoustic Technology Engineering Co., Ltd (“Renrui”) [Member]
Related Party Balances and Transactions [Line Items]
Repaid amount	¥ 500,000	$ 70,158
Forecast [Member] | Loan [Member]
Related Party Balances and Transactions [Line Items]
Repaid amount							¥ 2,138,040	$ 300,000
Forecast [Member] | Long Term Loan [Member] | Xiaogang Geng [Member]
Related Party Balances and Transactions [Line Items]
Repaid amount							828,391	116,236
Forecast [Member] | Long Term Loan [Member] | Xiaohua Jia [Member]
Related Party Balances and Transactions [Line Items]
Repaid amount							¥ 2,614,110	$ 366,800